Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments and risk management [Abstract]
Carrying amounts of financial assets and financial liabilities
The following table shows the carrying amounts of financial assets and financial liabilities:

	As of December 31,
in CHF thousands	2018	2017
Financial assets
Long-term financial assets	304	126
Other current receivables	236	918
Short-term financial assets	30,000	—
Cash and cash equivalents	156,462	124,377
Total financial assets	187,002	125,421

	As of December 31,
in CHF thousands	2018	2017
Financial liabilities
Short-term debt obligation	332	—
Long-term debt obligation	186	494
Trade and other payables	1,979	1,092
Accrued expenses	10,420	8,307
Total financial liabilities	12,917	9,893